Summary of Option Outstanding and Exercisable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 05, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Range of Exercise Price	$ 1.00
Number of Options Outstanding	223,404	223,404
Weighted Average Remaining Contractual Life (in Years)	4 years 2 months 5 days
Weighted Average Exercise Price, Options Outstanding	$ 1.00
Number of Options Exercisable	223,404
Weighted Average Exercise Price, Options Exercisable	$ 1.00	$ 1.00